Additional Financial Information - Summary of Accounts Receivable Monetization (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Transfer of Financial Assets Accounted for as Sales [Line Items]
Net cash proceeds received (paid or to be paid)		$ 491.9	$ 383.0	$ 278.3
Carrying value of receivables transferred and derecognized		512.3	400.5	285.0
Loss recorded related to transfers of receivables		$ 20.4	$ 17.5	$ 6.7
Trade Accounts Receivable | Pooled Monetization Agreements
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross cash proceeds received for receivables transferred and derecognized	$ 22.2
Less amounts from collections reinvested under revolving agreement	(9.1)
Proceeds from new transfers	13.1
Collections not reinvested and remitted or to be remitted	(13.4)
Net cash proceeds received (paid or to be paid)	(0.3)
Carrying value of receivables transferred and derecognized	22.1
Obligations recorded	2.1
Loss recorded related to transfers of receivables	$ 2.0